2. Summary of Significant Accounting Policies: Stock Based Compensation (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Stock based compensation	$ 353,761	$ 290,528	$ 1,950,724	$ 380,550